Loans Receivable (Details)		6 Months Ended
	Nov. 10, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Loan Receivable [Line Items]
Loan receivable		$ 589,866		$ 593,232
Arm’s Length Party [Member]
Loan Receivable [Line Items]
Loaned amount		632	£ 500	84,020	£ 66,000
Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Loan receivable		505,780	£ 400,000	$ 509,212	£ 400,000	$ 84,086	£ 66,500
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loan payable	$ 500,000	$ 500,000
Interest rate, percentage	5.00%
Principal amount	$ 500,000